As filed with the Securities and Exchange Commission on November 22, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedules of Investments.

Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.4%
LCI Industries	11,191	$1,296,477

Diversified Consumer Services - 3.1%
Chegg, Inc. (a)	179,645	2,665,932
Grand Canyon Education, Inc. (a)	32,785	2,977,533
Laureate Education, Inc. (a)	211,325	3,074,779
		8,718,244
Hotels, Restaurants & Leisure - 3.2%
Eldorado Resorts, Inc. (a)	176,970	4,539,281
Red Robin Gourmet Burgers, Inc. (a)(f)	66,013	4,422,871
		8,962,152
Leisure Products - 2.1%
Brunswick Corp.	34,940	1,955,592
Malibu Boats, Inc. (a)	72,412	2,291,116
MCBC Holdings, Inc. (a)	74,025	1,508,629
		5,755,337
TOTAL CONSUMER DISCRETIONARY (Cost $19,334,342)		24,732,210

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
United Natural Foods, Inc. (a)	65,165	2,710,212
TOTAL CONSUMER STAPLES (Cost $2,831,095)		2,710,212

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Patterson-UTI Energy, Inc.	82,492	1,727,383
TOTAL ENERGY (Cost $2,235,564)		1,727,383

FINANCIALS - 5.6%
Banks - 2.9%
Webster Financial Corp.	64,828	3,406,711
Western Alliance Bancorp (a)	89,422	4,746,520
		8,153,231
Consumer Finance - 1.0%
FirstCash, Inc.	45,852	2,895,554

Insurance - 1.7%
James River Group Holdings Ltd. (c)	28,555	1,184,462
Kinsale Capital Group, Inc.	78,490	3,388,413
		4,572,875
TOTAL FINANCIALS (Cost $12,775,411)		15,621,660

HEALTH CARE - 27.0%
Biotechnology - 3.7%
Agios Pharmaceuticals, Inc. (a)	21,054	1,405,355
Ligand Pharmaceuticals, Inc. (a)(f)	28,566	3,889,261
MacroGenics, Inc. (a)	101,980	1,884,590
Prothena Corp. PLC (a)(c)(f)	34,325	2,223,230
Ultragenyx Pharmaceutical, Inc. (a)	19,494	1,038,250
		10,440,686

Health Care Equipment & Supplies - 0.9%
Integra LifeSciences Holdings Corp. (a)	50,872	2,568,018

Health Care Providers & Services - 14.7%
AMN Healthcare Services, Inc. (a)	66,992	3,061,534
BioTelemetry, Inc. (a)	157,048	5,182,584
LHC Group, Inc. (a)	23,484	1,665,485
Magellan Health, Inc. (a)	87,764	7,574,033
Select Medical Holdings Corp. (a)	184,429	3,541,037
Teladoc, Inc. (a)(f)	166,904	5,532,868
Tivity Health, Inc. (a)	244,082	9,958,546
WellCare Health Plans, Inc. (a)	25,974	4,460,775
		40,976,862
Health Care Technology - 2.0%
Tabula Rasa HealthCare, Inc. (a)	129,406	3,460,317
Vocera Communications, Inc. (a)	64,095	2,010,660
		5,470,977
Life Sciences Tools & Services - 5.7%
Charles River Laboratories International, Inc. (a)	46,646	5,038,701
PRA Health Sciences, Inc. (a)	141,030	10,742,255
		15,780,956
TOTAL HEALTH CARE (Cost $60,787,425)		75,237,499

INDUSTRIALS - 18.5%
Aerospace & Defense - 0.5%
Hexcel Corp. (a)	26,447	1,518,587

Building Products - 1.2%
Patrick Industries, Inc. (a)	15,682	1,318,856
PGT Innovations, Inc. (a)	126,507	1,891,280
		3,210,136
Commercial Services & Supplies - 0.1%
The Brink's Co.	2,469	208,013

Construction & Engineering - 5.0%
MasTec, Inc. (a)	187,663	8,707,563
Quanta Services, Inc. (a)	138,604	5,179,632
		13,887,195
Electrical Equipment - 1.0%
Energous Corp. (a)(f)	221,137	2,799,594

Machinery - 2.2%
Harsco Corp. (a)	228,077	4,766,809
Westport Fuel Systems, Inc. (a)(c)	423,221	1,383,933
		6,150,742
Professional Services - 0.7%
On Assignment, Inc. (a)	37,379	2,006,505

Road & Rail - 4.8%
Knight-Swift Transportation Holdings, Inc.	190,933	7,933,260
Old Dominion Freight Line, Inc. (a)	50,420	5,551,746
		13,485,006
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	91,807	4,705,108
DXP Enterprises, Inc. (a)	60,622	1,908,987
		6,614,095
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Corp.	22,856	1,649,746
TOTAL INDUSTRIALS (Cost $40,671,002)		51,529,619

INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.8%
Finisar Corp. (a)	128,642	2,851,993
Infinera Corp. (a)	221,854	1,967,845
Lumentum Holdings, Inc. (a)	107,008	5,815,885
ViaSat, Inc. (a)(f)	42,937	2,761,708
		13,397,431
Electronic Equipment, Instruments & Components - 4.6%
Airgain, Inc. (a)	4,089	37,169
Coherent, Inc. (a)(f)	32,616	7,670,304
Orbotech Ltd. (a)(c)	56,352	2,378,618
TTM Technologies, Inc. (a)	183,159	2,815,154
		12,901,245
Internet Software & Services - 5.3%
Appfolio, Inc. (a)	41,483	1,989,110
CoStar Group, Inc. (a)	14,196	3,808,077
Five9, Inc. (a)	109,464	2,616,190
Instructure, Inc. (a)	28,227	935,725
Limelight Networks, Inc. (a)	291,198	1,156,056
LogMeIn, Inc.	22,248	2,448,392
TrueCar, Inc. (a)(f)	123,802	1,954,833
		14,908,383
IT Services - 0.9%
Euronet Worldwide, Inc. (a)	24,849	2,355,437

Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices, Inc. (a)	320,409	4,085,215
Axcelis Technologies, Inc. (a)	95,107	2,601,176
AXT, Inc. (a)	223,736	2,047,184
FormFactor, Inc. (a)	217,440	3,663,864
Impinj, Inc. (a)(f)	127,816	5,318,424
Integrated Device Technology, Inc. (a)	162,983	4,332,088
MagnaChip Semiconductor Corp. (a)(f)	325,022	3,689,000
MKS Instruments, Inc.	29,223	2,760,112
Nanometrics, Inc. (a)	155,921	4,490,525
		32,987,588
Software - 2.9%
Bottomline Technologies de, Inc. (a)	84,643	2,694,187
CommVault Systems, Inc. (a)(f)	30,119	1,831,235
Digimarc Corp. (a)(f)	35,902	1,314,013
Everbridge, Inc. (a)	79,306	2,095,265
		7,934,700
TOTAL INFORMATION TECHNOLOGY (Cost $71,340,131)		84,484,784

MATERIALS - 2.0%
Chemicals - 0.7%
Trinseo SA (c)	31,974	2,145,455

Metals & Mining - 1.3%
Century Aluminum Co. (a)	213,899	3,546,446
TOTAL MATERIALS (Cost $5,424,459)		5,691,901

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
ORBCOMM, Inc. (a)	229,911	2,407,168

Wireless Telecommunication Services - 1.4%
Boingo Wireless, Inc. (a)	184,453	3,941,761
TOTAL TELECOMMUNICATION SERVICES (Cost $4,946,782)		6,348,929
TOTAL COMMON STOCKS (Cost $220,346,211)		268,084,197

REITS - 1.7%
The GEO Group, Inc.	106,781	2,872,409
Tier REIT, Inc.	92,405	1,783,416
TOTAL REITS (Cost $4,659,238)		4,655,825

RIGHTS - 0.0%
Dyax Corp. - Contingent Value Rights (a)(d)(e)(g)	26,407	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.5%
MONEY MARKET FUNDS - 2.5%
First American Treasury Obligations Fund - Class Z, 0.89% (b)	6,922,548	6,922,548
TOTAL SHORT-TERM INVESTMENTS (Cost $6,922,548)		6,922,548

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.8%
First American Government Obligations Fund - Class Z, 0.89% (b)	27,504,457	27,504,457
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $27,504,457)		27,504,457
TOTAL INVESTMENTS (Cost $259,432,454) - 110.1%		307,167,027
Liabilities in Excess of Other Assets - (10.1)%		(28,153,550)
TOTAL NET ASSETS - 100.0%		$279,013,477

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of
September 30, 2017, the value of these securities was $0 or 0.00% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the discretion of members of the Valuation Committee.
(f)	This security or a portion of this security was out on loan at September 30, 2017. As of September 30, 2017, the total value of loaned securities was $27,163,837 or 9.7% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.
(g)	Value determined using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

	Federal Income Tax Information
	The cost basis of investments for federal income tax purposes at September 30, 2017 (Unaudited) was as follows:

		Hood River
		Small-Cap Growth
		Fund*
	Cost of investments	$259,432,454
	Gross unrealized appreciation	52,247,074
	Gross unrealized depreciation	(4,512,501)
	Net unrealized appreciation	$47,734,573

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

Summary of Fair Value Measurements at September 30, 2017 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share and will be classified in level 1 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$24,732,210	$-	$-		$24,732,210
Consumer Staples	2,710,212	-	-		2,710,212
Energy	1,727,383	-	-		1,727,383
Financials	15,621,660	-	-		15,621,660
Health Care	75,237,499	-	-		75,237,499
Industrials	51,529,619	-	-		51,529,619
Information Technology	84,484,784	-	-		84,484,784
Materials	5,691,901	-	-		5,691,901
Telecommunication Services	6,348,929	-	-		6,348,929
Total Common Stocks	268,084,197	-	-		268,084,197
REITs	4,655,825	-	-		4,655,825
Rights	-	-	-	**	-
Short-Term Investments	6,922,548	-	-		6,922,548
Investments Purchased with Cash Proceeds from Securities Lending	27,504,457	-	-		27,504,457
Total Investments in Securities	$307,167,027	$-	$-		$307,167,027

**	Rights were issued in conjunction with a corporate action.

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers beween levels. There was one level 3 security held in the Fund on September 30, 2017.

Level 3 Reconciliation Disclosure
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities,
at Value
Balance as of June 30, 2017	$ -
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of level 3	-
Balance as of September 30, 2017	$ -

Change in unrealized appreciation/depreciation during the period for
level 3 investments held at September 30, 2017	$ -

The level 3 investments as of September 30, 2017 represented 0.0% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund's securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

As of September 30, 2017, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund's Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$27,504,457	$(27,504,457)	$-

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the
Fund's Schedule of Investments for details on the securities out on loan.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                         11/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                        11/16/2017

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                        11/16/2017

* Print the name and title of each signing officer under his or her signature.